Average Annual Total Returns	Advisory Research All Cap Value Fund Advisory Research All Cap Value Fund Shares 3/1/2015 - 3/1/2015	Advisory Research All Cap Value Fund - Return After Taxes on Distributions Advisory Research All Cap Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research All Cap Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research All Cap Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research All Cap Value Fund Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research Emerging Markets Opportunities Fund Advisory Research Emerging Markets Opportunities Fund Shares 3/1/2015 - 3/1/2015	Advisory Research Emerging Markets Opportunities Fund - Return After Taxes on Distributions Advisory Research Emerging Markets Opportunities Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Emerging Markets Opportunities Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research Emerging Markets Opportunities Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Emerging Markets Opportunities Fund MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research Global Value Fund Advisory Research Global Value Fund Shares 3/1/2015 - 3/1/2015	Advisory Research Global Value Fund - Return After Taxes on Distributions Advisory Research Global Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Global Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research Global Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Global Value Fund MSCI World Value Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research Global Value Fund MSCI EAFE Small Cap Index 3/1/2015 - 3/1/2015	Advisory Research International All Cap Value Fund Advisory Research International All Cap Value Fund Shares 3/1/2015 - 3/1/2015	Advisory Research International All Cap Value Fund - Return After Taxes on Distributions Advisory Research International All Cap Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research International All Cap Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research International All Cap Value Fund Shares 3/1/2015 - 3/1/2015		Advisory Research International All Cap Value Fund MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research International Small Cap Value Fund Investor Class Shares 3/1/2015 - 3/1/2015		Advisory Research International Small Cap Value Fund Class I Shares 3/1/2015 - 3/1/2015		Advisory Research International Small Cap Value Fund - Return After Taxes on Distributions Investor Class Shares 3/1/2015 - 3/1/2015		Advisory Research International Small Cap Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Investor Class Shares 3/1/2015 - 3/1/2015		Advisory Research International Small Cap Value Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		Advisory Research International Small Cap Value Fund MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		Advisory Research Small Company Opportunities Fund Advisory Research Small Company Opportunities Fund Shares 3/1/2015 - 3/1/2015	Advisory Research Small Company Opportunities Fund - Return After Taxes on Distributions Advisory Research Small Company Opportunities Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Small Company Opportunities Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research Small Company Opportunities Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Small Company Opportunities Fund Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research Strategic Income Fund Advisory Research Strategic Income Fund Shares 3/1/2015 - 3/1/2015	Advisory Research Strategic Income Fund - Return After Taxes on Distributions Advisory Research Strategic Income Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Strategic Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Advisory Research Strategic Income Fund Shares 3/1/2015 - 3/1/2015		Advisory Research Strategic Income Fund Merrill Lynch US Preferred Fixed Rate Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	Advisory Research Strategic Income Fund Barclays US Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015
Advisory Research Strategic Income Fund
Blended Index (50% Merrill Lynch US Preferred Fixed Rate Index / 50% Barclays US Intermediate Credit Bond Index; reflects no deduction for fees, expenses or taxes)
3/1/2015 - 3/1/2015

[AverageAnnualReturnAbstract]
1 Year	6.70%	3.87%	[2]	5.95%	[2]	12.70%	(0.33%)	(2.24%)	[1]	(0.08%)	[1]	(2.19%)	1.71%	(4.25%)	[2]	0.60%	[2]	3.69%	(4.90%)	(5.88%)	(8.94%)	[2]	(1.38%)	[2]	(5.39%)	(2.85%)		(2.82%)		(4.90%)	[1]	(0.19%)	[1]	(4.90%)		(4.95%)		0.40%	(1.77%)	[1]	0.27%	[1]	4.22%	8.13%	6.38%	[2]	5.15%	[2]	15.44%	4.16%	9.68%
3 Years													13.20%	11.19%	[2]	10.13%	[2]	14.89%	11.06%	11.37%	9.58%	[2]	8.76%	[2]	11.04%	13.59%		13.71%		11.98%	[1]	10.54%	[1]	11.06%		13.83%
5 Years	13.19%	12.07%	[2]	10.45%	[2]	15.34%							9.29%	8.02%	[2]	7.25%	[2]	9.31%	5.33%																									7.39%	6.67%	[2]	5.63%	[2]	8.38%	5.00%	6.70%
10 Years																																												3.24%	2.90%	[2]	2.47%	[2]	2.65%	4.88%	4.08%
Since Inception	13.27%	12.18%	[2]	10.54%	[2]	15.09%	(1.09%)	(2.73%)	[1]	(1.51%)	[1]	(3.81%)	13.41%	12.32%	[2]	10.80%	[2]	12.03%	9.34%	1.65%	0.28%	[2]	1.19%	[2]	2.10%	7.85%	[3]	7.98%	[3]	6.54%	[1],[3]	6.08%	[1],[3]	5.43%	[3]	8.04%	[3]	8.90%	6.80%	[1]	5.86%	[1]	9.04%	4.30%	3.99%	[2]	3.36%	[2]	2.96%	4.64%	4.07%
Inception Date	Nov. 16, 2009	Nov. 16, 2009	[2]	Nov. 16, 2009	[2]	Nov. 16, 2009	Nov. 01, 2013	Nov. 01, 2013	[1]	Nov. 01, 2013	[1]	Nov. 01, 2013	Jan. 01, 2009	Jan. 01, 2009	[2]	Jan. 01, 2009	[2]	Jan. 01, 2009	Jan. 01, 2009	May 02, 2011	May 02, 2011	[2]	May 02, 2011	[2]	May 02, 2011	Mar. 31, 2010		Mar. 31, 2010		Mar. 31, 2010	[1]	Mar. 31, 2010	[1]	Mar. 31, 2010		Mar. 31, 2010		Nov. 01, 2013	Nov. 01, 2013	[1]	Nov. 01, 2013	[1]	Nov. 01, 2013	Jun. 30, 2003	Jun. 30, 2003	[2]	Jun. 30, 2003	[2]	Jun. 30, 2003	Jun. 30, 2003	Jun. 30, 2003

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Investor Class commenced operations on March 31, 2010. Class I commenced operations on December 31, 2013. The performance figures for Class I include the performance for the Investor Class for the period prior to December 31, 2013.